Earnings per Unit and Cash Distributions	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Earnings per Unit and Cash Distributions

11) Earnings per Unit and Cash Distributions

The calculations of basic and diluted earnings per unit (1) are presented below:

(US $ in thousands, except per unit data)	Three Months Ended September 30, 2016	Three Months Ended September 30, 2015	Nine Months Ended September 30, 2016	Nine Months Ended September 30, 2015
Net income attributable to the partners of KNOT Offshore Partners LP	$19,357	$8,802	$41,598	$22,875
Less: Distributions paid (2)	15,027	15,110	45,149	41,910
Under (over) distributed earnings	(4,330)	(6,308)	(3,551)	(19,035)
Under (over) distributed earnings attributable to:
Common unitholders (3)	(4,243)	(4,247)	(3,480)	(12,816)
Subordinated unitholders (3)	—	(1,935)	—	(5,838)
General Partner	(87)	(126)	(72)	(381)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	27,194	18,807	22,817	16,005
Subordinated unitholders	—	8,568	4,377	8,568
General Partner	559	559	559	467
Earnings per unit (basic and diluted):
Common unitholders	$0.697	$0.294	$1.563	$0.850
Subordinated unitholders (4)	—	0.362	1.154	1.033
General Partner	0. 697	0.294	1.594	0.915
Cash distributions declared and paid in the period per unit (5)	0.520	0.510	1.560	1.510
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	0.520	0.520	0.520	0.520

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the three months ended September 30, 2016 and 2015 of $0.6 million and of $0.6 million, respectively, and for the nine months ended September 30, 2016 and 2015 of $1.8 million and of $1.5 million, respectively.
(3)	On May 18, 2016 all subordinated units converted in to common units on a one-for-one basis.
(4)	This includes the net income attributable to the IDR holder. The IDRs generally may not be transferred by KNOT until March 31, 2018. The net income attributable to IDRs for the three months ended September 30, 2016 and 2015 was $0.6 million and $0.6 million, respectively, and for the nine months ended September 30, 2016 and 2015 was $1.8 million and $1.5 million, respectively.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.

As of September 30, 2016, 66.8% of the Partnership’s total number of units outstanding representing limited partner interests were held by the public (in the form of 18,536,226 common units, representing 68.2% of the Partnership’s common units) and 30.9% of such units were held by KNOT (in the form of 8,567,500 common units, representing 31.5% of the Partnership’s common units). In addition, KNOT, through its ownership of the General Partner, held the 2.01% general partner interest (in the form of 558,674 general partner units) and a 0.3% limited partner interest (in the form of 90,368 common units).

Earnings per unit is determined by dividing net income, after deducting the distribution paid or to be made in relation to the period, by the weighted-average number of units outstanding during the applicable period. The General Partner’s, common unitholders’ and subordinated unitholders’ interest in net income are calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income. Rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Board to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditures and anticipated credit needs and capital requirements. In addition, KNOT, as the initial holder of all IDRs, has the right, at the time when there are no subordinated units outstanding and it has received incentive distributions at the highest level to which it is entitled (48.0% for each of the prior four consecutive fiscal quarters), to reset the initial cash target distribution levels at higher levels based on the distribution at the time of the exercise of the reset election. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency gains and losses.

For a description of the provisions of the Partnership Agreement relating to cash distributions, please see Note 21 in the Partnership’s audited consolidated financial statements contained in the 2015 20-F.